Federated Hermes Max-Cap Index Fund
Portfolio of Investments
January 31, 2025 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.8%
		Communication Services—9.6%
25,862		Alphabet, Inc., Class A	$ 5,276,365
21,013		Alphabet, Inc., Class C	4,320,273
31,136		AT&T, Inc.	738,857
370	[2]	Charter Communications, Inc.	127,831
16,493		Comcast Corp., Class A	555,154
1,219		Electronic Arts, Inc.	149,827
762		Fox Corp., Class A	38,999
349		Fox Corp., Class B	16,961
971		Interpublic Group of Cos., Inc.	27,839
421	[2]	Match Group, Inc.	15,030
9,946		Meta Platforms, Inc.	6,854,584
1,938	[2]	Netflix, Inc.	1,892,961
2,099		News Corp., Class A	59,024
866		News Corp., Class B	27,409
13,173	[3]	Paramount Global, Class B	143,322
854	[2]	Take-Two Interactive Software, Inc.	158,426
2,284		T-Mobile USA, Inc.	532,104
18,871		Verizon Communications, Inc.	743,329
8,307		Walt Disney Co.	939,190
12,114	[2]	Warner Bros. Discovery, Inc.	126,470
		TOTAL	22,743,955
		Consumer Discretionary—11.0%
2,110	[2]	Airbnb, Inc.	276,769
41,397	[2]	Amazon.com, Inc.	9,839,239
662	[2]	Aptiv PLC	41,322
69	[2]	AutoZone, Inc.	231,164
2,180		Best Buy Co., Inc.	187,175
170		Booking Holdings, Inc.	805,385
4,511		BorgWarner, Inc.	143,901
532	[2]	Caesars Entertainment Corp.	19,179
3,767	[2]	Carnival Corp.	104,233
4,299	[2]	Chipotle Mexican Grill, Inc.	250,847
495		D. R. Horton, Inc.	70,241
647		Darden Restaurants, Inc.	126,320
619	[2]	Deckers Outdoor Corp.	109,786
103		Domino’s Pizza, Inc.	46,259
1,797		eBay, Inc.	121,262
1,170	[2]	Expedia Group, Inc.	200,011
15,191		Ford Motor Co.	153,125
598		Garmin Ltd.	129,078
4,481		General Motors Co.	221,630
2,555		Hasbro, Inc.	147,781
1,182		Hilton Worldwide Holdings, Inc.	302,675
4,504		Home Depot, Inc.	1,855,558
1,493		Las Vegas Sands Corp.	68,424
1,230		Lennar Corp., Class A	161,425
546		LKQ Corp.	20,415

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
2,994		Lowe’s Cos., Inc.	$ 778,560
524	[2]	Lululemon Athletica Inc.	217,041
1,112		Marriott International, Inc., Class A	323,136
2,825		McDonald’s Corp.	815,577
348	[2]	MGM Resorts International	11,999
44	[2]	Mohawk Industries, Inc.	5,381
5,395		Nike, Inc., Class B	414,875
6,344	[2]	Norwegian Cruise Line Holdings Ltd.	179,852
12	[2]	NVR, Inc.	96,194
266	[2]	O’Reilly Automotive, Inc.	344,316
133		Pool Corp.	45,785
680		Ralph Lauren Corp.	169,796
1,335		Ross Stores, Inc.	200,998
626		Royal Caribbean Cruises, Ltd.	166,892
5,325		Starbucks Corp.	573,396
688		Tapestry, Inc.	50,183
12,247	[2]	Tesla, Inc.	4,955,136
4,866		TJX Cos., Inc.	607,228
4,497		Tractor Supply Co.	244,457
194	[2]	Ulta Beauty, Inc.	79,957
162		Wynn Resorts Ltd.	14,070
1,079		Yum! Brands, Inc.	140,810
		TOTAL	26,068,843
		Consumer Staples—5.3%
7,167		Altria Group, Inc.	374,332
4,392		Archer-Daniels-Midland Co.	225,002
2,052		Bunge Global Sa	156,219
1,132		Church & Dwight Co., Inc.	119,449
419		Clorox Co.	66,487
3,418		Colgate-Palmolive Co.	296,341
6,284		Conagra Brands, Inc.	162,693
797		Constellation Brands, Inc., Class A	144,098
1,867		Costco Wholesale Corp.	1,829,436
939		Dollar General Corp.	66,725
1,227	[2]	Dollar Tree, Inc.	90,000
1,343		Estee Lauder Cos., Inc., Class A	112,047
2,138		General Mills, Inc.	128,579
793		Hershey Foods Corp.	118,355
597		Hormel Foods Corp.	17,898
927		Kellanova	75,764
3,438		Kenvue, Inc.	73,195
1,608		Keurig Dr Pepper, Inc.	51,617
2,339		Kimberly-Clark Corp.	304,000
3,213		Kraft Heinz Co./The	95,876
2,615		Kroger Co.	161,189
994		Lamb Weston Holdings, Inc.	59,580
845		McCormick & Co., Inc.	65,259
403		Molson Coors Beverage Company, Class B	22,064
6,361		Mondelez International, Inc.	368,874
3,572	[2]	Monster Beverage Corp.	173,992
5,408		PepsiCo, Inc.	814,932
7,143		Philip Morris International, Inc.	930,019

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
10,674		Procter & Gamble Co.	$ 1,771,777
3,326	[2]	Smithfield Foods, Inc.	71,509
272		Smucker (J.M.) Co.	29,074
1,909		Sysco Corp.	139,204
2,915		Target Corp.	402,008
345		The Campbell’s Co.	13,376
15,576		The Coca-Cola Co.	988,764
3,190		Tyson Foods, Inc., Class A	180,203
1,337		Walgreens Boots Alliance, Inc.	13,744
19,670		WalMart Inc.	1,930,807
		TOTAL	12,644,488
		Energy—3.1%
570		APA Corp.	12,500
3,871		Baker Hughes a GE Co. LLC	178,763
7,639		Chevron Corp.	1,139,662
6,959		ConocoPhillips	687,758
3,216		Coterra Energy, Inc., Class A	89,148
110		Diamondback Energy, Inc.	18,080
3,458		EOG Resources, Inc.	434,982
521		EQT Corp.	26,634
19,886		Exxon Mobil Corp.	2,124,421
8,247		Halliburton Co.	214,587
1,411		Hess Corp.	196,171
6,214	[2]	Infinity Natural Resources, Inc.	130,929
7,805		Kinder Morgan, Inc.	214,481
1,279		Marathon Petroleum Corp.	186,363
2,534		Occidental Petroleum Corp.	118,211
1,477		ONEOK, Inc.	143,520
1,647		Phillips 66	194,132
5,719		Schlumberger Ltd.	230,361
880		Targa Resources, Inc.	173,184
105		Texas Pacific Land Corp.	136,203
1,230		Valero Energy Corp.	163,590
1,657	[2,3]	Venture Global, Inc.	33,886
7,572		Williams Cos., Inc.	419,716
		TOTAL	7,267,282
		Financials—13.7%
2,025		Aflac, Inc.	217,444
1,068		Allstate Corp.	205,408
2,567		American Express Co.	814,894
2,480		American International Group, Inc.	182,677
455		Ameriprise Financial, Inc.	247,229
654		Aon PLC	242,516
1,346		Apollo Global Management, Inc.	230,139
1,927		Arch Capital Group Ltd.	179,346
763		Assurant, Inc.	164,190
30,396		Bank of America Corp.	1,407,335
4,710		Bank of New York Mellon Corp.	404,730
1,731		Berkley, W. R. Corp.	101,835
7,958	[2]	Berkshire Hathaway, Inc., Class B	3,729,676
674		BlackRock, Inc.	724,887
3,364		Blackstone, Inc.	595,798

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
1,075		Capital One Financial Co.	$ 218,988
414		Cboe Global Markets, Inc.	84,593
6,994		Charles Schwab Corp.	578,544
1,760		Chubb Ltd.	478,509
543		Cincinnati Financial Corp.	74,418
8,142		Citigroup, Inc.	663,003
4,592		Citizens Financial Group, Inc.	218,441
1,707		CME Group, Inc.	403,740
246	[2]	Corpay, Inc.	93,601
993		Discover Financial Services	199,682
129		Everest Group Ltd.	44,829
3,797		Fidelity National Information Services, Inc.	309,342
2,476		Fifth Third Bancorp	109,712
2,459	[2]	Fiserv, Inc.	531,242
270		Franklin Resources, Inc.	6,005
722		Gallagher (Arthur J.) & Co.	217,914
938		Global Payments, Inc.	105,853
418		Globe Life, Inc.	51,034
1,606		Goldman Sachs Group, Inc.	1,028,482
2,336		Hartford Financial Services Group, Inc.	260,581
5,106		Huntington Bancshares, Inc.	87,823
2,499		Intercontinental Exchange, Inc.	399,415
687		Invesco Ltd.	13,211
12,126		JPMorgan Chase & Co.	3,241,280
11,052		KeyCorp	198,715
3,123		KKR & Co., Inc.	521,760
537		Loews Corp.	45,887
143		M&T Bank Corp.	28,777
71		Marketaxess Holdings, Inc.	15,665
2,304		Marsh & McLennan Cos., Inc.	499,691
3,457		Mastercard, Inc.	1,920,121
3,992		MetLife, Inc.	345,348
746		Moody’s Corp.	372,582
6,476		Morgan Stanley	896,473
314		MSCI, Inc., Class A	187,386
1,565		NASDAQ, Inc.	128,862
1,994		Northern Trust Corp.	223,906
4,232	[2]	PayPal Holdings, Inc.	374,871
1,659		PNC Financial Services Group, Inc.	333,376
646		Principal Financial Group, Inc.	53,263
2,715		Progressive Corp., OH	669,085
2,557		Prudential Financial, Inc.	308,783
760		Raymond James Financial, Inc.	128,045
3,109		Regions Financial Corp.	76,606
1,467		S&P Global, Inc.	764,908
2,478		State Street Corp.	251,814
1,397		Synchrony Financial	96,365
1,979		T. Rowe Price Group, Inc.	231,385
923		The Travelers Cos., Inc.	226,301
5,420		Truist Financial Corp.	258,100
6,515		U.S. Bancorp	311,287
7,807		Visa, Inc., Class A	2,668,433

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
15,228		Wells Fargo & Co.	$ 1,199,966
393		Willis Towers Watson PLC	129,519
		TOTAL	32,335,626
		Health Care—10.2%
7,962		Abbott Laboratories	1,018,579
8,041		AbbVie, Inc.	1,478,740
1,119		Agilent Technologies, Inc.	169,551
324	[2]	Align Technology, Inc.	70,992
2,321		Amgen, Inc.	662,460
1,516		Baxter International, Inc.	49,361
1,359		Becton Dickinson & Co.	336,488
1,407	[2]	Biogen, Inc.	202,510
6,849	[2]	Boston Scientific Corp.	701,064
11,054		Bristol-Myers Squibb Co.	651,633
1,015		Cardinal Health, Inc.	125,515
844		Cencora, Inc.	214,553
2,633	[2]	Centene Corp.	168,591
107	[2]	Charles River Laboratories International, Inc.	17,629
5,126		CVS Health Corp.	289,516
2,976		Danaher Corp.	662,874
956	[2]	Davita, Inc.	168,447
2,042	[2]	Dexcom, Inc.	177,307
1,136	[2]	Edwards Lifesciences Corp.	82,303
735		Elevance Health, Inc.	290,840
3,381		Eli Lilly & Co.	2,742,262
1,885		GE HealthCare Technologies, Inc.	166,446
6,800		Gilead Sciences, Inc.	660,960
1,190		HCA Healthcare, Inc.	392,593
236	[2]	Henry Schein, Inc.	18,880
2,611	[2]	Hologic, Inc.	188,358
154		Humana, Inc.	45,157
421	[2]	IDEXX Laboratories, Inc.	177,683
384	[2]	Incyte Genomics, Inc.	28,477
282	[2]	Insulet Corp.	78,503
1,382	[2]	Intuitive Surgical, Inc.	790,338
656	[2]	IQVIA Holdings, Inc.	132,092
10,623		Johnson & Johnson	1,616,289
276		Labcorp Holdings, Inc.	68,945
607		McKesson Corp.	361,013
7,131		Medtronic PLC	647,637
11,463		Merck & Co., Inc.	1,132,774
187	[2]	Mettler-Toledo International, Inc.	255,150
24,506		Pfizer, Inc.	649,899
1,233		Quest Diagnostics, Inc.	201,102
314	[2]	Regeneron Pharmaceuticals, Inc.	211,316
1,137		ResMed, Inc.	268,537
344		Revvity, Inc.	43,389
2,283	[2]	Solventum Corp.	169,079
551		STERIS PLC	121,578
1,598		Stryker Corp.	625,281
81		Teleflex, Inc.	14,599
1,326		The Cigna Group	390,122

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
1,754		Thermo Fisher Scientific, Inc.	$ 1,048,454
3,893		UnitedHealth Group, Inc.	2,111,914
136		Universal Health Services, Inc., Class B	25,644
873	[2]	Vertex Pharmaceuticals, Inc.	403,047
14,510		Viatris, Inc.	163,673
204	[2]	Waters Corp.	84,758
351		West Pharmaceutical Services, Inc.	119,884
681		Zimmer Biomet Holdings, Inc.	74,556
2,700		Zoetis, Inc.	461,430
		TOTAL	24,230,772
		Industrials—8.1%
2,263		3M Co.	344,429
1,240		Allegion PLC	164,585
939		Ametek, Inc.	173,302
1,900		Automatic Data Processing, Inc.	575,719
144	[2]	Axon Enterprise, Inc.	93,914
2,719	[2]	Boeing Co.	479,958
424		Broadridge Financial Solutions, Inc.	101,005
1,275	[2]	Builders Firstsource, Inc.	213,282
317		C.H. Robinson Worldwide, Inc.	31,538
4,069		Carrier Global Corp.	266,031
2,470		Caterpillar, Inc.	917,457
2,143		Cintas Corp.	429,822
2,022	[2]	Copart, Inc.	117,134
7,929		CSX Corp.	260,626
551		Cummins, Inc.	196,294
990	[2]	Dayforce, Inc.	70,033
1,145		Deere & Co.	545,661
2,502		Delta Air Lines, Inc.	168,310
496		Dover Corp.	101,025
1,438		Eaton Corp. PLC	469,421
2,714		Emerson Electric Co.	352,684
643		Equifax, Inc.	176,684
429		Expeditors International of Washington, Inc.	48,726
1,063		Fastenal Co.	77,854
1,409		FedEx Corp.	373,202
1,250		Fortive Corp.	101,663
4,980		GE Aerospace	1,013,779
1,301		GE Vernova, Inc.	485,117
979	[2]	Generac Holdings, Inc.	146,194
728		General Dynamics Corp.	187,081
3,009		Honeywell International, Inc.	673,173
1,615		Howmet Aerospace, Inc.	204,427
188		Hubbell, Inc.	79,526
1,018		Hunt (J.B.) Transportation Services, Inc.	174,302
233		IDEX Corp.	52,264
1,128		Illinois Tool Works, Inc.	292,332
2,048		Ingersoll-Rand, Inc.	192,102
390		Jacobs Solutions, Inc.	54,651
2,708		Johnson Controls International PLC	211,224
875		L3Harris Technologies, Inc.	185,509
1,374		Leidos Holdings, Inc.	195,149

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
108		Lennox International, Inc.	$ 63,981
1,176		Lockheed Martin Corp.	544,429
2,495		Masco Corp.	197,804
531		Norfolk Southern Corp.	135,564
661		Northrop Grumman Corp.	322,085
960		Old Dominion Freight Lines, Inc.	178,186
1,549		Otis Worldwide Corp.	147,806
1,313		PACCAR, Inc.	145,585
611		Parker-Hannifin Corp.	432,008
627		Paychex, Inc.	92,589
294		Paycom Software, Inc.	61,023
519		Pentair PLC	53,810
688		Quanta Services, Inc.	211,636
1,020		Republic Services, Inc.	221,207
117		Rockwell Automation, Inc.	32,576
6,922		RTX Corp	892,592
208		Smith (A.O.) Corp.	13,998
169		Snap-On, Inc.	60,020
410		Stanley Black & Decker, Inc.	36,109
537		Textron, Inc.	41,086
1,302		Trane Technologies PLC	472,300
163		TransDigm, Inc.	220,594
9,796	[2]	Uber Technologies, Inc.	654,863
2,814		Union Pacific Corp.	697,281
1,240	[2]	United Airlines Holdings, Inc.	131,242
3,254		United Parcel Service, Inc.	371,704
450		United Rentals North America, Inc.	341,127
888		Veralto Corp.	91,810
1,036		Verisk Analytics, Inc.	297,788
178		W.W. Grainger, Inc.	189,155
1,356		Wabtec Corp.	281,940
1,743		Waste Management, Inc.	383,913
1,279		Xylem, Inc.	158,647
		TOTAL	19,173,647
		Information Technology—29.8%
2,857		Accenture PLC	1,099,802
2,225	[2]	Adobe, Inc.	973,326
6,330	[2]	Advanced Micro Devices, Inc.	733,963
437	[2]	Akamai Technologies, Inc.	43,656
5,715		Amphenol Corp., Class A	404,508
2,330		Analog Devices, Inc.	493,704
355	[2]	Ansys, Inc.	124,428
67,758		Apple, Inc.	15,990,888
4,379		Applied Materials, Inc.	789,753
4,828	[2]	Arista Networks, Inc.	556,330
887	[2]	Autodesk, Inc.	276,159
20,399		Broadcom, Inc.	4,513,687
857	[2]	Cadence Design Systems, Inc.	255,060
725		CDW Corp.	144,377
17,458		Cisco Systems, Inc.	1,057,955
821		Cognizant Technology Solutions Corp.	67,823
2,977		Corning, Inc.	155,042

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
1,105	[2]	Crowdstrike Holdings, Inc.	$ 439,867
1,574		Dell Technologies, Inc.	163,066
943	[2]	Enphase Energy, Inc.	58,730
307	[2]	EPAM Systems, Inc.	77,966
704	[2]	F5, Inc.	209,271
98	[2]	Fair Isaac & Co., Inc.	183,609
3,082	[2]	Fortinet, Inc.	310,912
576	[2]	Gartner, Inc., Class A	312,670
6,478		Gen Digital, Inc.	174,323
519	[2]	GoDaddy, Inc.	110,365
4,749		Hewlett Packard Enterprise Co.	100,631
3,629		HP, Inc.	117,943
4,636		IBM Corp.	1,185,425
19,681		Intel Corp.	382,402
1,290		Intuit, Inc.	775,948
347		Jabil, Inc.	56,356
881		Juniper Networks, Inc.	30,712
1,472	[2]	Keysight Technologies, Inc.	262,531
563		KLA Corp.	415,629
7,321		Lam Research Corp.	593,367
2,579		Microchip Technology, Inc.	140,040
4,992		Micron Technology, Inc.	455,470
33,335		Microsoft Corp.	13,836,025
256		Monolithic Power Systems, Inc.	163,167
988		Motorola Solutions, Inc.	463,619
1,870		NetApp, Inc.	228,327
109,983		NVIDIA Corp.	13,205,659
1,030		NXP Semiconductors NV	214,806
2,249	[2]	ON Semiconductor Corp.	117,713
6,536		Oracle Corp.	1,111,512
9,476	[2]	Palantir Technologies, Inc.	781,675
3,047	[2]	Palo Alto Networks, Inc.	561,928
604	[2]	PTC, Inc.	116,862
5,713		Qualcomm, Inc.	987,949
267		Roper Technologies, Inc.	153,699
4,610		Salesforce, Inc.	1,575,237
943	[2]	ServiceNow, Inc.	960,332
463		Skyworks Solutions, Inc.	41,096
462	[2]	Synopsys, Inc.	242,772
1,185		TE Connectivity Plc	175,344
235	[2]	Teledyne Technologies, Inc.	120,163
4,204		Texas Instruments, Inc.	776,100
207	[2]	Tyler Technologies, Inc.	124,539
255	[2]	Verisign, Inc.	54,825
1,037	[2]	Workday, Inc.	271,756
173	[2]	Zebra Technologies Corp., Class A	67,806
		TOTAL	70,590,605
		Materials—1.8%
616		Air Products & Chemicals, Inc.	206,520
776		Albemarle Corp.	65,331
4,105		Amcor PLC	39,901
240		Avery Dennison Corp.	44,575

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
934		Ball Corp.	$ 52,024
786		Celanese Corp.	55,837
2,106		CF Industries Holdings, Inc.	194,194
2,809		Corteva, Inc.	183,343
290		Dow, Inc.	11,325
3,318		DuPont de Nemours, Inc.	254,822
1,754		Eastman Chemical Co.	174,786
1,223		Ecolab, Inc.	305,982
2,882		FMC Corp.	160,758
7,014		Freeport-McMoRan, Inc.	251,452
1,403		International Flavors & Fragrances, Inc.	122,187
1,142		International Paper Co.	63,530
1,867		Linde PLC	832,906
858		LyondellBasell Industries N.V.	64,951
62		Martin Marietta Materials	33,735
491		Mosaic Co./The	13,694
4,965		Newmont Corp.	212,105
1,243		Nucor Corp.	159,639
301		Packaging Corp. of America	64,011
853		PPG Industries, Inc.	98,419
713		Sherwin-Williams Co.	255,368
1,778		Smurfit WestRock PLC	94,394
441		Steel Dynamics, Inc.	56,536
1,017		Vulcan Materials Co.	278,811
		TOTAL	4,351,136
		Real Estate—2.0%
468		Alexandria Real Estate Equities, Inc.	45,560
2,712		American Tower Corp.	501,584
124		Avalonbay Communities, Inc.	27,467
348		BXP, Inc.	25,453
1,466		Camden Property Trust	166,699
1,524	[2]	CBRE Group, Inc.	220,584
2,154	[2]	CoStar Group, Inc.	164,996
2,013		Crown Castle, Inc.	179,721
1,522		Digital Realty Trust, Inc.	249,395
456		Equinix, Inc.	416,629
1,302		Equity Residential Properties Trust	91,960
208		Essex Property Trust, Inc.	59,191
1,105		Extra Space Storage, Inc.	170,170
139		Federal Realty Investment Trust	15,100
2,006		Healthpeak Properties, Inc.	41,444
1,868		Host Hotels & Resorts, Inc.	31,214
1,533		Iron Mountain, Inc.	155,707
2,963		Kimco Realty Corp.	66,519
1,267		Mid-American Apartment Communities, Inc.	193,319
615	[2]	Millrose Properties, Inc.	6,802
3,050		ProLogis, Inc.	363,712
782		Public Storage	233,411
1,770		Realty Income Corp.	96,713
424		Regency Centers Corp.	30,460
1,042		SBA Communications, Corp.	205,857
2,030		Simon Property Group, Inc.	352,936

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
820		UDR, Inc.	$ 34,227
5,506		VICI Properties, Inc.	163,914
1,750		Welltower, Inc.	238,840
4,070		Weyerhaeuser Co.	124,623
		TOTAL	4,674,207
		Utilities—2.2%
4,706		AES Corp.	51,766
767		Alliant Energy Corp.	45,161
2,628		American Electric Power Co., Inc.	258,490
1,052		American Water Works Co., Inc.	131,121
2,551		CenterPoint Energy, Inc.	83,086
999		CMS Energy Corp.	65,934
302		Consolidated Edison Co.	28,310
1,499		Constellation Energy Corp.	449,670
1,662		Dominion Energy, Inc.	92,391
1,869		DTE Energy Co.	224,056
4,497		Duke Energy Corp.	503,619
3,160		Edison International	170,640
1,621		Entergy Corp.	131,431
662		Evergy, Inc.	42,481
1,689		EverSource Energy	97,422
3,900		Exelon Corp.	156,000
1,728		FirstEnergy, Corp.	68,774
10,799		NextEra Energy, Inc.	772,776
1,470		NiSource, Inc.	54,831
1,935		NRG Energy, Inc.	198,221
10,932		P G & E Corp.	171,086
246		Pinnacle West Capital Corp.	21,392
2,609		PPL Corp.	87,662
2,498		Public Service Enterprises Group, Inc.	208,683
1,541		Sempra Energy	127,795
5,177		Southern Co.	434,609
2,186		Vistra Corp.	367,314
1,531		WEC Energy Group, Inc.	151,967
902		Xcel Energy, Inc.	60,614
		TOTAL	5,257,302
		TOTAL COMMON STOCKS (IDENTIFIED COST $52,195,421)	229,337,863
		INVESTMENT COMPANY—3.2%
7,678,629		Federated Hermes Government Obligations Fund, Premier Shares, 4.31%[4] (IDENTIFIED COST $7,678,629)	7,678,629
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $59,874,050)	237,016,492
		OTHER ASSETS AND LIABILITIES - NET—(0.0%)[5]	(86,961)
		TOTAL NET ASSETS—100%	$236,929,531
At January 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Long Futures:
S&P 500 E-Mini Index Long Futures	26	$7,887,425	March 2025	$(31,667)

Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Manager or an affiliate of the Manager, during the period ended January 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 10/31/2024	$6,142,743
Purchases at Cost	$10,335,142
Proceeds from Sales	$(8,799,256)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 1/31/2025	$7,678,629
Shares Held as of 1/31/2025	7,678,629
Dividend Income	$93,196

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $7,887,425 at January 31, 2025, which represents 3.3% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.1%.

2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Fair Value of Securities Loaned	Collateral Received
$175,424	$190,901

4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Manager”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Manager.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Manager, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Manager’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Manager’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Manager as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Manager is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Manager’s fair value determinations.
The Manager, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Manager and certain of the Manager’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Manager. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Manager’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Manager.
The Manager has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Manager has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Manager. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2025, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.